Cash And Bank Balances	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash And Bank Balances
16.	CASH AND BANK BALANCES

	As of December 31,
	2020	2021
	HK$	HK$
Cash and cash equivalents:
- Cash on hand	31,031	595,992
- General bank accounts	453,935,733	525,610,116

Total cash and cash equivalents	453,966,764	526,206,108

Cash at banks earns interest at floating rates based on daily bank deposit rates for all the periods. The bank balances are deposited with creditworthy banks with no recent history of default.